Long-Term Debt, net (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net - Consolidated statement of financial position

Borrower	Loan Balance	Unamortized Debt Discount	Accrued Interest	Total Borrowings
Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A., Longevity Maritime Limited, Serena Maritime Limited and Salaminia Maritime Limited.	37,451	(408)	461	37,504
Total at June 30, 2023	37,451	(408)	461	37,504
Less: Current Portion	(5,743)	160	(461)	(6,044)
Long-Term Portion	31,708	(248)	–	31,460

Total at December 31, 2022	44,375	(541)	491	44,325
Less: Current Portion	(6,500)	188	(491)	(6,803)
Long-Term Portion	37,875	(353)	–	37,522

Long-Term Debt, net - Annual loan principal payments
June 30,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)
2024	5,742
2025	5,742
May 10, 2026	25,967
Total	37,451